Average Annual Total Returns{- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-07 - Fidelity® Value Fund	Fidelity Value Fund-Class K Return Before Taxes Past 1 year	Fidelity Value Fund-Class K Return Before Taxes Past 5 years	Fidelity Value Fund-Class K Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	31.86%	6.54%	11.40%	27.06%	7.62%	12.41%